Obligations under Guarantees and Other Off-balance Sheet Instruments (Tables)	12 Months Ended
Mar. 31, 2022
Guarantee Obligations And Other Off Balance Sheet Instruments [Abstract]
Contractual or Notional Amounts of Guarantees with Amount by Expiration Period	The contractual or notional amounts summarized in the following table do not necessarily bear any direct relationship to the future actual credit exposure, primarily because of risk management techniques of the MUFG Group.

	Maximum potential/ Contractual or Notional amount	Amount by expiration period
At March 31, 2021:		1 year or less	1-5 years	Over 5 years
	(in billions)
Standby letters of credit and financial guarantees	¥4,055	¥3,174	¥698	¥183
Performance guarantees	3,193	2,315	755	123
Derivative instruments(1)	38,499	15,534	15,104	7,861
Liabilities of trust accounts	10,656	5,667	718	4,271
Other	40	6	34	—
Total	¥56,443	¥26,696	¥17,309	¥12,438

	Maximum potential/ Contractual or Notional amount	Amount by expiration period
At March 31, 2022:		1 year or less	1-5 years	Over 5 years
	(in billions)
Standby letters of credit and financial guarantees	¥4,731	¥3,733	¥784	¥214
Performance guarantees	3,828	2,807	887	134
Derivative instruments(1)	39,982	14,670	16,988	8,324
Liabilities of trust accounts	12,262	6,413	672	5,177
Other	71	6	65	—
Total	¥60,874	¥27,629	¥19,396	¥13,849

Note:
(1)Credit derivatives sold by the MUFG Group are excluded from this presentation.
Maximum Potential Amount of Future Payments Classified Based upon Internal Credit Ratings	Presented in the tables below is the maximum potential amount of future payments classified based upon internal credit ratings as of March 31, 2021 and 2022. The determination of the maximum potential future payments is based on the notional amount of the guarantees without consideration of possible recoveries under recourse provisions or from collateral held or pledged. Such amounts do not represent the anticipated losses, if any, on these guarantees.

		Amount by borrower grade
At March 31, 2021:	Maximum potential/ Contractual or Notional amount	Normal	Close Watch(1)	Likely to become Bankrupt or Legally/ Virtually Bankrupt(2)	Not rated
	(in billions)
Standby letters of credit and financial guarantees	¥4,055	¥3,929	¥108	¥15	¥3
Performance guarantees	3,193	3,092	70	3	28
Total	¥7,248	¥7,021	¥178	¥18	¥31

		Amount by borrower grade
At March 31, 2022:	Maximum potential/ Contractual or Notional amount	Normal	Close Watch(1)	Likely to become Bankrupt or Legally/ Virtually Bankrupt(2)	Not rated
	(in billions)
Standby letters of credit and financial guarantees	¥4,731	¥4,575	¥121	¥31	¥4
Performance guarantees	3,828	3,706	73	22	27
Total	¥8,559	¥8,281	¥194	¥53	¥31

Notes:
(1)Borrowers classified as Close Watch represent those that require close monitoring as the borrower has begun to exhibit elements of potential concern with respect to its business performance and financial condition, the borrower has begun to exhibit elements of serious concern with respect to its business performance and financial condition, including business problems requiring long-term solutions, or the borrower’s loans are TDRs or loans contractually past due 90 days or more for special reasons.
(2)Borrowers classified as Likely to become Bankrupt or Legally/Virtually Bankrupt represent those that have a higher probability of default than those categorized as Close Watch due to serious debt repayment problems with poor progress in achieving restructuring plans, the borrower being considered virtually bankrupt with no prospects for an improvement in business operations, or the borrower being legally bankrupt with no prospects for continued business operations because of non-payment, suspension of business, voluntary liquidation or filing for legal liquidation.
Contractual Amounts with Regard to Other Off-balance Sheet Instruments	The table below presents the contractual amounts with regard to the other off-balance sheet instruments at March 31, 2021 and 2022:

	2021	2022
	(in billions)
Commitments to extend credit	¥84,614	¥82,886
Commercial letters of credit	835	908
Commitments to make investments	281	478